Leases (Tables)	12 Months Ended
Jun. 30, 2023
Presentation of Leases for Lessee and Lessor [Abstract]
Disclosure of right-of-use assets	Set out below are the carrying amounts of the Group’s right-of-use assets and the movements during the year ended 30 June 2023:

	Leasehold Buildings £’000	Vehicles £’000	Total £’000
As at 1 July 2022	£50,736	£82	£50,818
Additions	17,349	—	17,349
Disposals	(24)	—	(24)
Derecognition as a result of subleases	(6)	—	(6)
Modifications (1)	8,187	—	8,187
Depreciation charge	(11,809)	(52)	(11,861)
Reversal of the impairment charge	131	—	131
Effect of foreign exchange translations	489	1	490
As at 30 June 2023	£65,053	£31	£65,084
(1) Lease liabilities are remeasured when a change to future contractual cash flows is identified. Remeasurements were made in the year based upon changes in indexation and changes resulting from additional space rented. The carrying value of the corresponding right-of-use asset is also remeasured to reflect this change.
Set out below are the carrying amounts of the Group’s right-of-use assets and the movements during the year ended 30 June 2022:

	Leasehold Buildings £’000	Vehicles £’000	Total £’000
As at 1 July 2021	£57,019	£174	£57,193
Additions	3,640	47	3,687
Disposals	(787)	(58)	(845)
Derecognition as a result of subleases	(423)	—	(423)
Modifications (1)	1,433	(3)	1,430
Depreciation charge	(10,878)	(80)	(10,958)
Impairment charge	(214)	—	(214)
Effect of foreign exchange translations	946	2	948
As at 30 June 2022	£50,736	£82	£50,818
(1) Lease liabilities are remeasured when a change to future contractual cash flows is identified. Remeasurements were made in the year based upon changes in indexation and changes resulting from additional space rented. The carrying value of the corresponding right-of-use asset is also remeasured to reflect this change.

Disclosure of changes in net investment in finance lease	Set out below are the carrying amounts of the Group’s lease liabilities and the movements during the year ended 30 June 2023:

	Leasehold Buildings £’000	Vehicles £’000	Total £’000
As at 1 July 2022	£55,816	£81	£55,897
Additions	17,375	—	17,375
Disposals	(24)	—	(24)
Modifications(1)	8,188	—	8,188
Interest	1,675	1	1,676
Payments	(13,435)	(53)	(13,488)
Effect of foreign exchange revaluation and translations	(611)	1	(610)
As at 30 June 2023	£68,984	£30	£69,014
(1) Lease liabilities are remeasured when a change to future contractual cash flows is identified. Remeasurements were made in the year based upon changes in indexation and changes resulting from additional space rented.
Set out below are the carrying amounts of the Group’s lease liabilities and the movements during the year ended 30 June 2022:

	Leasehold Buildings £’000	Vehicles £’000	Total £’000
As at 1 July 2021	£63,510	£175	£63,685
Additions	3,640	44	3,684
Disposals	(1,021)	(58)	(1,079)
Modifications(1)	1,428	(3)	1,425
Interest	1,126	2	1,128
Payments	(13,722)	(83)	(13,805)
Effect of foreign exchange revaluation and translations	855	4	859
As at 30 June 2022	£55,816	£81	£55,897
(1) Lease liabilities are remeasured when a change to future contractual cash flows is identified. Remeasurements were made in the year based upon changes in indexation and changes resulting from additional space rented.
Schedule of minimum finance lease payments
The maturities of the Group’s lease liabilities for the year ended 30 June 2023 are as follows:

	Leasehold Buildings £’000	Vehicles £’000	Total £’000
Less than 1 year	14,550	23	14,573
1 to 5 years	45,018	7	45,025
More than 5 years	17,063	—	17,063
Total undiscounted lease liabilities	76,631	30	76,661

Lease liabilities included in the balance sheet	68,984	30	69,014
Analysed as :
Current	14,550	23	14,573
Non-current	54,434	7	54,441
The maturities of the Group’s lease liabilities for the year ended 30 June 2022 are as follows:

	Leasehold Buildings £’000	Vehicles £’000	Total £’000
Less than 1 year	11,846	52	11,898
1 to 5 years	33,203	30	33,233
More than 5 years	14,710	—	14,710
Total undiscounted lease liabilities	59,759	82	59,841

Lease liabilities included in the balance sheet	55,816	81	55,897
Analysed as :
Current	11,846	52	11,898
Non-current	43,970	29	43,999

Disclosure of income statement impact of leases
The following items have been recognised in the Consolidated statement of comprehensive income for the current and prior year:

2023	Leasehold Buildings £’000	Vehicles £’000	Total £’000
Depreciation of right-of-use assets	£11,809	£52	£11,861
Reversal of impairment of right-of-use assets	(131)	—	(131)
Interest expense on lease liabilities	1,675	1	1,676
Expense related to short-term leases	1,841	58	1,899
Loss on derecognition of right-of-use assets sub-leased	—	—	—
Net gain on disposal of right-of-use asset	(1)	—	(1)
Fair value movement of financial assets	(2)	—	(2)
Total	£15,191	£111	£15,302

2022	Leasehold Buildings £’000	Vehicles £’000	Total £’000
Depreciation of right-of-use assets	£10,878	£80	£10,958
Impairment of right-of-use assets	214	—	214
Interest expense on lease liabilities	1,126	2	1,128
Expense related to short-term leases	691	97	788
Loss on derecognition of right-of-use assets sub-leased	132	—	132
Net gain on disposal of right-of-use asset	(187)	—	(187)
Fair value movement of financial assets	(7)	—	(7)
Total	£12,847	£179	£13,026

Disclosure of contractual obligations and commitments	The following table summarises our commitments to settle contractual obligations as of 30 June 2023 and the effect such obligations are expected to have on our liquidity and cash flows:

	Less than 1 Year	1 to 3 Years	3 to 5 Years	More than 5 Years	Total
	(in thousands)
Lease liabilities	£14,573	£27,483	£17,542	£17,063	£76,661
Short-term leases	1,532	—	—	—	1,532
Leases contracted, but not yet commenced	27	65	65	41	198
Total	£16,132	£27,548	£17,607	£17,104	£78,391

Schedule of minimum finance lease receipts
The following table sets out the maturity analysis of lease payments receivable for sub-leases classified as finance leases showing the undiscounted lease payments to be received after the reporting date and the net investment in the finance lease receivable.

	Finance leases 2023 £’000	Finance leases 2022 £’000
Less than 1 year	59	427
1 to 2 years	—	51
Total undiscounted lease payments receivable	59	478
Unearned finance income	3	—
Net investment in finance lease receivable	56	478